UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment:           |X|; Amendment Number: 1

This Amendment (Check only one):   |_| is a restatement
                                   |X| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Edward B. Goodnow
Address:  9 Old King's Highway South
          Suite 300
          Darien, CT 06820

13F File Number: 028-03087

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Peter J. Gavey
Title:    General Partner
Phone:    203-655-6272

Signature, Place and Date of Signing:


/s/ Edward B. Goodnow              Darien, CT                February 15, 2006
------------------------         ---------------             -----------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name

     -----------------------         --------------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  47

Form 13F Information Table Value Total:  $289,709
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number          Name
---       --------------------          ----

                                                       FORM 13F INFORMATION TABLE
                               TITLE                               VALUE    SHARES/  SH/  PUT/  INVSTMT   OTHER    VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS             CUSIP         (x$1000)  PRN AMT  PRN  CALL  DISCRTN   MNGRS   SOLE  SHARED  NONE
--------------                 --------             -----         --------  -------  ---  ----  -------   -----   ----  ------  ----
ALLIANT TECHSYSTEMS INC        COM                  018804104      6676      87644   SH         SOLE      NONE    SOLE
AMPHENOL CORP NEW              CL A                 032095101     11905     268989   SH         SOLE      NONE    SOLE
ATLAS                          NASDAQ OTC ISSUES    049164205      1800      40000   SH         SOLE      NONE    SOLE
BEAZER HOMES USA INC           COM                  07556Q105      4270      58628   SH         SOLE      NONE    SOLE
BERKSHIRE HATHAWAY INC DEL     CL A                 084670108     31903        360   SH         SOLE      NONE    SOLE
CARMAX INC                     COM                  143130102      4626     167110   SH         SOLE      NONE    SOLE
CASUAL MALE RETAIL GRP INC     COM                  148711104      2541     414443   SH         SOLE      NONE    SOLE
CINCINNATI GAS & ELEC CO       PREFERRED STOCKS     172070203      2342      26320   SH         SOLE      NONE    SOLE
CIRCOR INTL INC                COM                  17273K109      3131     122001   SH         SOLE      NONE    SOLE
CONNECTICUT LIGHT AND POWER CO PREFERRED STOCKS     207597626       322       8575   SH         SOLE      NONE    SOLE
COPART INC                     COM                  217204106      4769     206800   SH         SOLE      NONE    SOLE
CREDIT ACCEPTANCE CORP-MICH    NASDAQ OTC ISSUES    225310101     13127     815336   SH         SOLE      NONE    SOLE
DIRECTV GROUP INC              COM                  25459L106      4347     307867   SH         SOLE      NONE    SOLE
DISCOVERY HOLDING CO           CL A                 25468Y107      7838     517336   SH         SOLE      NONE    SOLE
ECHOSTAR COMMUNICATIONS NEW    CL A COM             278762109      9388     345399   SH         SOLE      NONE    SOLE
EDDIE BAUER HOLDINGS CORP      COM                  071625107      1418      94500   SH         SOLE      NONE    SOLE
GENESEE & WYO INC              CL A                 371559105     11795     314116   SH         SOLE      NONE    SOLE
HARMAN INTL INDS INC           COM                  413086109      9780      99952   SH         SOLE      NONE    SOLE
HUTTIG BLDG PRODS INC          COM                  448451104      1574     187341   SH         SOLE      NONE    SOLE
IAC INTERACTIVECORP            COM NEW              44919P300      4474     158027   SH         SOLE      NONE    SOLE
IDX SYS CORP                   COM                  449491109      7020     159810   SH         SOLE      NONE    SOLE
INTERPOOL INC                  COM                  46062R108     10731     568370   SH         SOLE      NONE    SOLE
KINETIC CONCEPTS INC           COM NEW              49460W208       994      25000   SH         SOLE      NONE    SOLE
LABORATORY CORP AMER HLDGS     COM NEW              50540R409     14285     265275   SH         SOLE      NONE    SOLE
LENNAR CORP                    CL A                 526057104      5558      91090   SH         SOLE      NONE    SOLE
LENNAR CORP                    CL B                 526057302       321       5660   SH         SOLE      NONE    SOLE
LESCARDEN INC                  NASDAQ OTC ISSUES    526867106       109     345000   SH         SOLE      NONE    SOLE
LIBERTY GLOBAL INC             COM SER C            530555309      5703     269006   SH         SOLE      NONE    SOLE
LIBERTY GLOBAL INC             COM SER A            530555101      6053     269016   SH         SOLE      NONE    SOLE
LIFELINE SYS INC               COM                  532192101      6237     170597   SH         SOLE      NONE    SOLE
LIONBRIDGE TECHNOLOGIES INC    COM                  536252109      6602     940525   SH         SOLE      NONE    SOLE
MEDCO HEALTH SOLUTIONS INC     COM                  58405U102     14266     255669   SH         SOLE      NONE    SOLE
PECO ENERGY CO                 PREFERRED STOCKS     693304404       313       3800   SH         SOLE      NONE    SOLE
PETSMART INC                   COM                  716768106      9104     354776   SH         SOLE      NONE    SOLE
POWERWAVE TECHNOLOGIES INC     COM                  739363109      2891     230000   SH         SOLE      NONE    SOLE
READERS DIGEST ASSN INC        COM                  755267101      2131     140000   SH         SOLE      NONE    SOLE
REGAL BELOIT CORP              COM                  758750103      3540     100000   SH         SOLE      NONE    SOLE
RESEARCH IN MOTION LTD         COM                  760975102      1320      20000   SH         SOLE      NONE    SOLE
RINKER GROUP LTD               SPONSORED ADR        76687M101      3405      56698   SH         SOLE      NONE    SOLE
SEALED AIR CORP NEW            COM                  81211K100     11652     207437   SH         SOLE      NONE    SOLE
SEI INVESTMENTS CO             COM                  784117103      8208     221836   SH         SOLE      NONE    SOLE
STANDARD MTR PRODS INC         COM                  853666105       174      18900   SH         SOLE      NONE    SOLE
SUMTOTAL SYS INC               COM                  866615107      4032     895952   SH         SOLE      NONE    SOLE
TEKTRONIX INC                  COM                  879131100      8941     316962   SH         SOLE      NONE    SOLE
VALUEVISION MEDIA INC          CL A                 92047K107      6420     509541   SH         SOLE      NONE    SOLE
VICOR CORP                     COM                  925815102      9686     612676   SH         SOLE      NONE    SOLE
WORLD AIR HLDGS INC            COM                  98142V104      1987     206500   SH         SOLE      NONE    SOLE



SK 02810 0001 640870